Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Oct. 31, 2018
Related Party Transaction [Line Items]
Payables to associated companies	$ 95,228,000		$ 57,923,000	$ 95,228,000			$ 53,000,000.0
Receivables from associated companies	4,819,000		12,421,000	4,819,000
Operation and maintenance	102,728,000	$ 82,372,000	404,961,000	564,536,000	$ 544,180,000	$ 340,604,000
WGL Energy Services
Related Party Transaction [Line Items]
Receivables from associated companies	700,000			700,000
Gas balancing service charge	4,600,000		20,000,000.0		18,500,000	23,600,000
Related party purchased receivables	6,400,000		7,900,000	6,400,000
Hampshire Gas Company
Related Party Transaction [Line Items]
Operation and maintenance	1,700,000		7,400,000		$ 6,900,000	$ 6,800,000
WGL Energy Services
Related Party Transaction [Line Items]
Payables to associated companies			2,100,000
Shared service costs
Related Party Transaction [Line Items]
Payables to associated companies	0			0
Receivables from associated companies	600,000			$ 600,000
Operation and maintenance	$ 4,500,000
Shared service costs | Parent Company
Related Party Transaction [Line Items]
Payables to associated companies			5,000,000.0
Operation and maintenance			18,200,000
Shared service costs | Other associated companies
Related Party Transaction [Line Items]
Receivables from associated companies			$ 5,300,000